UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

6101 Condor Drive Moorpark , California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
6101 Condor Drive  Moorpark, California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Semi-Annual Report
As of and for the period ended June 30, 2012

PNMAC Mortgage Opportunity Fund, LLC
Table of Contents

Page
Financial Statements

Statement of Assets and Liabilities	2

Schedule of Investments	3

Statement of Operations	4

Statements of Changes in Net Assets	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	8-18

Additional Information	19-20

Contained herein:

Unaudited financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC
Statement of Assets and Liabilities
June 30, 2012
(Unaudited)

Assets:

Investments, at fair value (cost $259,047,177)	$374,500,859
Other assets	198,292
374,699,151
Liabilities:

Payable to investment manager	468,201
Distributions payable to Series A preferred shares	11,400
Accrued expenses	479,020
958,621

Net Assets	$373,740,530

Net Assets Consist of:
Series A preferred shares	$-
Common shares	536
Additional paid-in capital	362,556,511
Net unrealized appreciation on investments	11,183,483

$373,740,530

Net Asset Value per Share
Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per Series A preferred share	$500.00

Common shares
Net assets applicable to common shares	$373,626,530
Shares outstanding ($0.001 par value, unlimited shares authorized)	535,688
Net asset value per common share	$697.47

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
June 30, 2012
(Unaudited)

Description	Shares or Principal Amount	Fair Value

INVESTMENTS – 100%*
Investment in Master Fund – 100%*
PNMAC Mortgage Opportunity Fund, LP^		$374,002,486
Total Investment in Master Fund (Cost $258,548,804)	258,548,804	374,002,486

Short-Term Investment – 0%*
BlackRock Liquidity Funds: TempFund Institutional Shares^	498,373	498,373
Total Short-Term Investment (Cost $498,373)		498,373

TOTAL INVESTMENTS (Cost $259,047,177)		374,500,859
Liabilities in excess of other assets – (0%)*		(760,329)
TOTAL NET ASSETS – 100%*		$373,740,530

* Percentages are stated as a percent of net assets ^ Investment represents securities held or issued by related parties All investments are in the United States of America

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Statement of Operations
Period Ended June 30, 2012
(Unaudited)

Investment income allocated from Master Fund:
Interest income	$5,794,037
Dividend income	3,889,213
9,683,250
Expenses allocated from Master Fund:
Investment advisory fees	2,808,897
Interest expense	1,054,128
Insurance expense	197,750
Directors’ fees and expenses	153,368
Administration and other fees	102,400
Professional expenses	99,412
Portfolio accounting fees	20,000
Custodian fees	10,806
4,446,761

Net investment income allocated from Master Fund	5,236,489

Investment income:
Dividend income	318
318

Expenses:
Shareholder services fee	936,299
Professional expenses	265,616
Administration fees	68,226
Custody fees	2,472
Insurance	2,071
Business development expense	1,055
Tax expense	800
1,276,539

Net investment income	3,960,268

Distributions to Series A preferred shareholders	(5,700)

Net realized and unrealized gain on investments and carried interest allocated from Master Fund:
Net realized gain on investments	-
Net change in unrealized gain on investments	3,286,581
Net change in carried interest allocated from the Master fund	(1,448,230)
Net realized and unrealized gain on investments and carried interest allocated from Master Fund	1,838,351
Net increase in net assets resulting from operations	$5,792,919

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Statements of Changes in Net Assets
For the Period from January 1, 2012 to June 30, 2012 and
            For the Year Ended December 31, 2011
(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,960,268	$20,716,998
Distributions to Series A preferred shareholders	(5,700)	(11,400)
Net realized gain on investments	-	-
Net change in unrealized gain on investments	3,286,581	3,797,211
Net change in carried interest allocated from Master Fund	(1,448,230)	(6,784,331)
Net increase in net assets resulting from operations	5,792,919	17,718,478

Increase (decrease) in net assets resulting from capital transactions:
Proceeds from issuance of common shares	-	-
Distributions to common shareholders	(5,500,000)	(28,000,000)
Net increase (decrease) in net assets resulting from capital transactions	(5,500,000)	(28,000,000

Net increase (decrease) in net assets	292,919	(10,281,522)

Net Assets:
Beginning of period	373,447,611	383,729,133
End of period	$373,740,530	$373,447,611

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Period Ended June 30, 2012
(Unaudited)

Cash flows from operating activities:

Net increase in net assets resulting from operations	$5,792,919

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Distributions from Master Fund	11,960,399
Net investment income allocated from Master Fund	(5,236,489)
Net unrealized gain on investments allocated from Master Fund	(3,286,581)
Allocation of carried interest to the General Partner from the Master Fund	1,448,230
Change in assets and liabilities:
Increase in short-term investment	(107,331)
Increase in other assets	(83,963)
Decrease in payable to Investment Manager	(24,100)
Increase in accrued expenses	31,216
Net cash provided by operating activities	10,494,300

Cash flows from financing activities:
Payments of dividends- Common shares	(10,500,000)
Increase in dividends payable- Series A preferred shares	5,700
Net cash used in financing activities	(10,494,300)

Change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Non-cash financing activity
Declaration of distribution to Series A preferred shareholders	$11,400

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
As of and for the Period from January 1, 2012 to June 30, 2012,
     Years ended December 31, 2011, 2010, and 2009, and for the Period from August 11, 2008 (commencement of operations) through December 31, 2008
(Unaudited)

	Six Months		Year Ended		Year Ended		Year Ended	Period Ended
	Ended June		December		December		December	December
	30, 2012		31, 2011		31, 2010		31, 2009	31, 2008
PER SHARE OPERATING PERFORMANCE:	(amounts applicable to common shares)

BEGINNING NET ASSET VALUE	$696.92		$716.12		$710.36		$861.24	$1,000.00

OFFERING COSTS: (1)	0.00		0.00		0.00		0.00	(1.07)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)(2)	7.39		38.67		38.48		83.38	7.19
Distributions to Series A preferred shares (1)	(0.01)		(0.02)		(0.03)		(0.04)	(0.04)
Net realized and unrealized gain (loss) from
investments	3.43		(5.58)		122.62		(48.86)	(47.44)
Total income (loss) from investment operations ..	10.81		33.07		161.07		34.48	(40.29)

DISTRIBUTIONS
Investment income	(10.26)		(52.27)		(83.83)		(17.67)	0.00
Capital gains	0.00		0.00		(71.48)		(2.78)	0.00
Return of capital	0.00		0.00		0.00		(164.91)	(97.40)
Total distributions	(10.26)		(52.27)		(155.31)		(185.36)	(97.40)

ENDING NET ASSET VALUE	$697.47		$696.92		$716.12		$710.36	$861.24

Total return(3)	1.55%		4.72%		22.98%		5.19%	(4.16	% )
Internal rate of return(4)	9.43%		10.50%		13.69%		(0.24%)	(12.87	% )

SUPPLEMENTAL DATA AND RATIOS:
Series A preferred shares:
Net assets, end of period	$114,000		$114,000		$114,000		$114,000	$114,000
Total shares outstanding	228		228		228		228	228
Asset coverage ratio	327,743%		327,486%		334,628%		202,413%	130,770%
Involuntary liquidation preference per share	$500		$500		$500		$500	$500

Common shares:
Ratio of net investment income to weighted
average net assets (2)(5)	0.53%		5.40%		4.85%		11.17%	1.81%
Ratio of expenses to weighted average net
assets (2)(5)	(0.76	% )	(3.15	% )	(3.14	% )	(6.01%)	(9.92%)
Net assets attributable to common shares at
period-end	$373,626,530		$373,333,611		$383,615,133		$230,636,310	$148,963,836
Portfolio turnover rate (8)	0.00%		0.00%		19.00%		0.00%	0.00%

(1) Calculated using the average shares outstanding during the period.
(2) Includes proportionate share of income and expenses of the Master Fund.
(3) Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returns based on the timing of capital transactions.
(4) Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, and partners’ capital accounts on a life-to date basis.

(5) Ratios exclude distributions to Series A preferred shareholders.
(8) Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Note 1—Organization
PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management company.  Shares of the Fund were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act.  The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”).

The Fund invests substantially all of its assets in a limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company and a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC, both of which are affiliates of the Fund.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for the Fund and the General Partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.  The Fund held a 93.52% interest in the Master Fund at June 30, 2012.  The Fund is the sole limited partner in the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through investments in mortgage-backed securities as well as investments in PNMAC Mortgage Co., LLC, PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC, and PNMAC Mortgage Co (FI), LLC (the companies are referred to collectively as the “Mortgage Investments”).

•	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgages.
•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns mortgage-backed securities resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgages, and owns mortgage-backed securities resulting from securitization of such mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At June 30, 2012, the Master Fund owned 67% of PNMAC Mortgage Co (FI), LLC.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements.

The Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Liability Company Agreement governing the Fund.

Note 2—Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified in the Financial Accounting Standards Board’s Accounting Standards Codification (the “Codification”).  Following are the significant accounting policies adopted by the Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely from those estimates.

Fair Value
The Fund carries its investments at their estimated fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such loans or investments existed, or had such loans or investments been liquidated, and those differences could be material to the financial statements.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.

Investment in Master Fund
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund. The net increase or decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund as reported by the General Partner of the Master Fund.

The Fund carries its investment in the Master Fund based on the Master Fund’s estimated fair value and recognizes changes in the Master Fund’s fair value in current period operations. The Fund’s fair value estimates of investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund’s investments, which in turn are substantially dependent of the Master Fund’s proportionate share of the discounted cash flow projections of its investments in the Mortgage Investments.

Because the value of the Mortgage Investments has been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN.  PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC.  The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

The Fund records dividend income on the ex-dividend date or, using reasonable diligence, when known to the Fund.

Short-term Investment
The short-term investment is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the value per share published by the manager of the money market fund on the valuation date.  The Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Expenses
The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees.  Expenses that are not directly attributable to the Fund are generally allocated among the Fund and other entities managed by the Investment Manager in proportion to their respective capital commitments.  All general and administrative expenses are recognized on the accrual basis of accounting.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

Management’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  Management has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken on the tax returns for the fiscal year-ended December 31, 2011 or expected to be taken on the tax return for the fiscal year-ended December 31, 2012.  Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, Management of the Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2012, open Federal and state income tax years include the tax years ended December 31, 2008 through 2011.  The Fund has no examinations in progress.

If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Distributions to Shareholders
The Fund has outstanding Series A preferred shares.  The preferred shares have an 8% cumulative dividend preference and a liquidation preference totaling $114,000.  In the event of a liquidation of the Fund, the accumulated preferred dividends and the remaining face amount of the preferred shares will be distributed before any distributions are made to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.  The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually.  The character of distributions made during the year from net investment income or capital gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Note 3—Fair Value of Investments
Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of June 30, 2012:

Description	Total	Level 1	Level 2	Level 3
Short-term investment	$498,373	$498,373	$-	$-
Investment in Master Fund	374,002,486	-	-	374,002,486
	$374,500,859	$498,373	$-	$374,002,486

Following is a roll forward of the Fund’s Investment in Master Fund for the period ended June 30, 2012:

Balance at beginning of period	$378,888,045
Purchases	-
Distributions (	(11,960,399)
Realized and unrealized gain, net of income allocated from the Master Fund to General Partner	7,074,840
Balance at end of period	$374,002,486

Valuation Techniques and Assumptions

Investment in Master Fund

The Fund’s fair value estimates of investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund’s investments, which in turn are substantially dependent of the Master Fund’s proportionate share of the discounted cash flow projections of its Mortgage Investments. Most of the Mortgage Investments’ assets are mortgage loans and real estate acquired in settlement of loans which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of the Mortgage Investments’ assets.

Mortgage Loans

The mortgage loans carried by Mortgage Investments are generally not saleable into active mortgage loans markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The valuation process includes the computation by stratum of loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The valuation staff computes the effect on the valuation of changes in input variables such as interest rates, home prices, and delinquency status in order to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the Investment Manager’s Valuation Committee as part of its review and approval of monthly valuation results.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Changes in fair value attributable to investment-specific credit risk are measured by the changes in respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Valuation Techniques	Key Inputs	Range (Weighted Average)
Discounted cash flow	Discount rate	7.0% - 24.7%
(15.2)%
	Twelve-month housing price index change	-0.9% - 2.3%
(-0.5)%
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.4% - 9.4% (3.1)%
	Total Prepayment speed (Life total CPR) (2)	2.7% - 31.9%
(22.5)%

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using 1 year Voluntary Conditional Prepayment Rate (“CPR”).

Real Estate Acquired in Settlement of Loans

The Mortgage Investments measure their investments in real estate acquired in settlement of loans at the respective properties’ estimated fair values. Fair value of real estate acquired in settlement of loans is based on a current estimate of value that is based on a broker’s price opinion or a full appraisal.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

Mortgage-Backed Securities

The Master Funds’ investments in MBS are non-Agency MBS. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association. The Master Fund categorizes its investments in non-Agency MBS as “Level 3” fair value financial statement items due to the present lack of an active market for such securities.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Fair value of non-Agency MBS is estimated using broker indications of value. For indications of value received, the Investment Manager’s Capital Markets and Valuation staff review the price indications provided by non-affiliate brokers for completeness, accuracy and consistency across all similar bonds managed by the Investment Manager. Bond-level analytics such as yield, weighted average life and projected prepayment and default speeds of the underlying collateral are computed. The reasonableness of the brokers’ indications of value and of changes in value from period to period is evaluated in light of the analytical review performed and considering market conditions.

The review of the Capital Markets and Valuation staff is reported to the Investment Manager’s Valuation Committee as part of its review and approval of monthly valuation results. The Investment Manager has not and does not intend to adjust its fair value estimates to amounts different than the brokers’ indications of value.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s MBS are discount rates, prepayment speeds, default speeds and loss severities in the event of default (or “collateral remaining loss percentage”). Significant changes in any of those inputs in isolation could result in a significant change in fair value measurement. Changes in these assumptions are not directly correlated, as they may be separately affected by changes in collateral characteristics and performance, servicer behavior, legal and regulatory actions, economic and housing market data and market sentiment.

Following is a quantitative summary of key assumptions used by the Investment Manager’s valuation staff to evaluate the reasonableness of the fair value of MBS:

Financial Statement Item	Valuation Techniques	Key Inputs(1)	Range (Weighted Average)
Subprime Mortgage-backed securities	Broker quote	Discount rate	2.8% - 18.5%
(5.9)%
		Prepayment speed (Life CPR)	0.1% - 4.2%
(1.6)%
		Default speed (Life CDR) (2)	8.4% - 42.1%
(17.1)%
		Collateral remaining loss percentage (3)	29.1% - 66.0%
(51.2)%
Jumbo Mortgage-backed securities	Broker quote	Discount rate	1.6% - 1.6%
(1.6)%
		Prepayment speed (Life CPR)	43.0% - 43.0%
(43.0)%
		Default speed (Life CDR) (2)	0.2% - 0.2%
(0.2)%
		Collateral remaining loss percentage (3)	0.1% - 0.1%
(0.1)%

(1) Key inputs are those used to evaluate broker indications of value.
(2) Default speed is measured using 1 year Constant Default Rate (“CDR”).
(3) The projected future losses on the loans in the collateral groups paying to each bond as a percentage of the current balance of the loans.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Note 4—Investment Transactions
During the period ended June 30, 2012, the Fund did not purchase any limited partnership interests in the Master Fund. The Fund received distributions from the Master Fund in the amount of $11,960,399.

Note 5—Shareholder Services Fee, Administration Fees and Custodian Fees
The Fund has entered into a Shareholder Services Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Fund pays the Investment Manager a fee equal to an annual rate of 0.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.  The shareholder services fee is paid quarterly.  The shareholder services fee for the period ended June 30, 2012 was $936,299.

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund's total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund's total monthly net assets and 0.01% on the balance of the Fund's total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the period ended June 30, 2012 were $68,226.

U.S. Bank, N.A. serves as the Fund's custodian. The Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value.  The custody fee expense for the period ended June 30, 2012 was $2,472.

Note 6—Directors and Officers
The Fund and Master Fund share the same Board of Directors.  The Funds’ Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Funds and their management and operations.  All directors’ fees and expenses are paid by the Master Fund.  The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses.  Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  One of the Directors is an officer of the Investment Manager and the Fund and receives no compensation from the Fund for serving as a Director.

Certain officers of the Fund are affiliated with the Investment Manager.  Such officers receive no compensation from the Fund for serving in their respective roles.

Note 7—Common Shareholders
The Fund is authorized to issue an unlimited number of common shares.  The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund issues common shares at the Net Asset Value per Share as calculated within 48 hours prior to receipt of capital called.  Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”).  No additional closings were held after the Initial Closing to accept new or additional Capital Commitments.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Common shares are distributed among three separate series based on the timing of capital contributions, which has affected the underlying calculation of carried interest for each series.

The Fund raised $393,283,020 in aggregate capital commitments.

The Fund made distributions of $5,500,000 during the period ended June 30, 2012, none of which remains as a payable at June 30, 2012. These distributions are not subject to recall.

Note 8—Preferred Shares
Series A preferred shares of the Fund were created by the Board of Directors on August 11, 2008.  The Fund is authorized to issue up to 5,000 series A preferred shares at $500 per share.  As of June 30, 2012 the Fund has issued 228 shares.  Series A preferred shares are entitled to receive cumulative dividends in an amount equal to 10% per year.  During the period ended June 30, 2012, no dividends on preferred shares have been paid; a declaration was made during the period to distribute the full amount of accrued but unpaid dividends of $11,400 which remained at period-end.

Upon redemption by the Fund, Series A preferred shareholders are entitled to the liquidation preference which is $500 per Series A preferred share plus accumulated and unpaid dividends.  Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affect the Series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

Note 9—Income Tax Information
When appropriate, income tax basis reclassifications between net asset accounts are made for such differences that are permanent in nature.  The reclassifications have no effect on net assets or net asset value per share.  Following are the reclassifications recorded by the Fund for the period indicated:

Year	Paid In Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Loss
2011	$-	$17,784,797	$(17,784,797)

The income tax basis reclassifications noted above primarily relate to Partnership adjustments and distribution reclassifications in 2011.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

Following are the gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes for the year ended December 31, 2011:

Cost of investments	$237,854,226

Unrealized appreciation	$49,088,686
Unrealized depreciation	(72,789,571)
Net unrealized depreciation	$(23,700,886)

Undistributed ordinary income	$3,227,142
Undistributed long-term capital gains	-
Total distributable earnings	$-

Other accumulated losses	$(1,272,536)

Total accumulated losses	$(21,696,280)

The tax character of distributions to shareholders during the year ended December 31, 2011, was as follows:

Distributions paid from:
Capital	$-
Ordinary income	26,546,552
Long-term capital gains	1,464,848
Total distributions	$28,011,400

At December 31, 2011 the Fund deferred, on a tax basis, post-October losses of:

Currency	Capital
$ -	$ 732,710

Note 10—Transactions with Affiliates
PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 29.17% of the Fund’s common shares.

The Investment Manager is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.  The Fund paid $6,956 to Private National Mortgage Acceptance Company, LLC for reimbursable expenses paid on the Fund’s behalf during the period ended June 30, 2012.

PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Investments. PennyMac Loan Services, LLC is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC.  The servicing agreement with the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges.  The servicing arrangement also requires that PennyMac Loan Services, LLC will rebate to the Mortgage Investments an amount equal to the cumulative profit, if any, of the servicing operations attributable to the Mortgage Investments, and conversely, charge the Mortgage Investments if a loss has been incurred in order to effect overall “at cost” pricing with respect to loan servicing activities for such assets.  Total servicing expense charged by PennyMac Loan Services to the Mortgage Investments before such waiver amounted to $2,054,704 for the period ended June 30, 2012.  Total servicing expense after the rebate was reduced to $1,601,698 for the period ended June 30, 2012.

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Period Ended June 30, 2012
(Unaudited)

The Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Fund.

Note 11—Risk Factors
Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Manager invests the Fund's assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the notes to the Master Fund’s financial statements included herein.

Note 12—Subsequent Events
The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements.  During this period the Fund received a distribution from the Master Fund in the amount of $469,470.

******

PNMAC Mortgage Opportunity Fund, LLC
Additional Information
(Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Fund collect at +1(818) 224-7442; and (ii) on the SEC’s website at www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s website at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On May 30, 2012, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

PNMAC Mortgage Opportunity Fund, LLC
Additional Information
(Unaudited)

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and a portfolio valuation agreement between the Fund and BlackRock, which has an investment in the Investment Manager’s parent company.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients, and found such compensation arrangements were comparable.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on May 30, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on May 30 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for semi-annual reports.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 11, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)   /s/ Stanford L. Kurland
                                                   Stanford L. Kurland, CEO

Date    September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stanford L. Kurland
                                                   Stanford L. Kurland, CEO

Date    September 6, 2012

By (Signature and Title)   /s/ Anne D. McCallion
                                                   Anne D. McCallion, CFO

Date    September 6, 2012